Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant accounting policies
Schedule of differences between operating lease commitments as reported as per IAS 17 and after adoption IFRS 16

(Euro, in thousands)
Operating lease commitments disclosed as at December 31, 2018	€27,704
Less : discounting effect using the lessee's incremental borrowing rate at the date of initial application	(1,223)
Less : other	(569)
Lease liability recognized as at January 1, 2019	25,912
Of which are :
current lease liabilities	4,516
non-current lease liabilities	€21,396

Schedule of impact of new accounting standards on financials

	(Euro, in thousands, except per share data)
Statement of operations	Year ended December 31, 2018
	As reported	Balances in accordance with IAS 18	Effect of change higher / lower (-)
Revenues	€288,836	€232,800	€56,036

Loss before tax	(29,209)	(85,245)	56,036

Income taxes	(50)	(50)	—

Net loss	€(29,259)	€(85,295)	€56,036
Basic & diluted loss per share	€(0.56)	€(1.64)	€1.08

Statement of financial position	December 31, 2018

Deferred income	€149,801	€122,617	€27,184
Accumulated losses	€(297,779)	€(270,595)	€(27,184)

IFRS 16
Significant accounting policies
Schedule of change in accounting policy

The change in accounting policy affected the statement of financial position as at January 1, 2019 as follows:

January 1, 2019
(Euro, in thousands)
Property, plant and equipment (right-of-use assets)	€26,406
Other current assets (prepaid expenses)	(494)
Effect on total assets	25,912

Accumulated losses	416
Lease liabilities (current and non-current)	25,912
Deferred income	(416)
Effect on total equity and liabilities	€25,912